Loans and borrowings	12 Months Ended
Dec. 31, 2022
Loans and Borrowings [Abstract]
Loans and borrowings

20. Loans and borrowings

The book value of loans and borrowings are as follows:

	At December 31	At December 31
	2022	2021
	£’000	£’000
Current
Stocking loans	161,592	169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479	-
Bank loans	30	635
Mortgages	-	547
	178,084	180,540
Non-current
Stocking loans	-	8,809
Subscription facilities	-	56,987
Secured asset financing	4,113	-
Bank loans	-	815
Mortgages	-	1,502
	4,113	68,113

Total loans and borrowings	182,197	248,653

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. Details of the interest rates, maturity and security details of loans and borrowings are set out in Note 24.

The Group’s loans and borrowings are mainly denominated in Pounds Sterling.